Document And Entity Information	Nov. 07, 2019
Cover [Abstract]
Entity Registrant Name	CINCINNATI BELL INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000716133
Document Period End Date	Nov. 07, 2019
Entity Emerging Growth Company	false
Entity File Number	001-8519
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	31-1056105
Entity Address, Address Line One	221 East Fourth Street
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	(513)
Local Phone Number	397-9900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Shares ($0.01 par value)
Trading Symbol	CBB
Name of each exchange on which registerd	NYSE